Lease Liabilities and Other - Schedule of Minimum Lease Payments (Details) - CAD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Minimum Lease Payments [Line Items]
Minimum lease payments		$ 6,244	$ 10,395
Amounts representing finance charges		(139)	(1,085)
Present value of net minimum lease payments		6,105	9,310	$ 13,724
Within 1 year [Member]
Schedule of Minimum Lease Payments [Line Items]
Minimum lease payments		3,457	7,669
Present value of net minimum lease payments	[1]	3,457	7,669
Within 2 to 5 years [Member]
Schedule of Minimum Lease Payments [Line Items]
Minimum lease payments		1,999	1,901
Later than 5 years [Member]
Schedule of Minimum Lease Payments [Line Items]
Minimum lease payments		$ 788	$ 825

[1]	Amounts represent the expected undiscounted cash payments.